Investments Composition of Fixed Maturities by Maturity (Parenthetical) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Open interest rate swap positions	$ 15.8	[1]	$ 68.1	[1]
Interest Rate Swaps
Schedule of Available-for-sale Securities [Line Items]
Open interest rate swap positions	$ 15.8

[1]	To the extent we hold both derivative assets and liabilities with the same counterparty that are subject to an enforceable master netting arrangement, we expect that we will report them on a gross basis on our balance sheets, consistent with our historical presentation.